RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS - LIABILITIES - ADDITIONAL INFORMATION (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Fair Value Disclosures [Abstract]
Long-term Debt, Fair Value	$ 23,402	$ 21,396
Long Term Debt, Current Maturities measured at Fair Value	$ 1,769	$ 1,694